UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sector Gamma AS
Address:     Filipstad Brygge 2, P.O. Box 1994 Vika
             Oslo, Norway 0125

Form 13F File Number:     28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arild Blikom
Title:    Head of Fund Operations
Phone:    +47 23012900

Signature, Place and Date of Signing:

/s/ Arild Blikom     Oslo, Norway     May 14, 2013
----------------     ------------     ------------
Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:             0

Form 13F Information Table Entry Total        33

Form 13F Information Table Value Total:     $349,835 (thousands)

List of Other Included Managers:  None






Column 1                          Column 2  Column 3   Column 4              Column 5        Column 6    Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares or                                        Voting Authority
                                  Title of              Value      Principal   SH/    PUT/  Investment  Other
Name of Issuer                    Class     Cusip       (x$1,000)  Amount      PRN    CALL  Discretion  Managers   Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM PHARMACEUTICALS INC      COM       05334D107      8253      477324    SH              SOLE        NONE     477324
BAXTER INTL INC                   COM       071813109     20267      279000    SH              SOLE        NONE     279000
BRISTOL MYERS SQUIBB CO           COM       110122108      8217      199481    SH              SOLE        NONE     199481
BOSTON SCIENTIFIC CORP            COM       101137107     32037     4102000    SH              SOLE        NONE    4102000
CARDINAL HEALTH INC               COM       14149Y108     15649      376000    SH              SOLE        NONE     376000
CUBIST PHARMACEUTICALS INC        COM       229678107     10227      218442    SH              SOLE        NONE     218442
DENDREON CORP                     COM       24823Q107      2604      550000    SH              SOLE        NONE     550000
EXPRESS SCRIPTS INC               COM       30219G108      8701      151000    SH              SOLE        NONE     151000
FOREST LABS INC                   COM       345838106     34502      907000    SH              SOLE        NONE     907000
HOSPIRA INC                       COM       441060100      5581      170000    SH              SOLE        NONE     170000
HUMANA INC                        COM       444859102      6911      100000    SH              SOLE        NONE     100000
ILLUMINA INC                      COM       452327109     13495      250000    SH              SOLE        NONE     250000
JOHNSON & JOHNSON                 COM       478160104     33223      407500    SH              SOLE        NONE     407500
LIFE TECHNOLOGIES CORP            COM       53217V109     14125      218550    SH              SOLE        NONE     218550
LILLY ELI & CO                    COM       532457108     26147      460407    SH              SOLE        NONE     460407
LIFEPOINT HOSPITALS INC           COM       53219L109      5563      114800    SH              SOLE        NONE     114800
MASIMO CORP                       COM       574795100      6818      347491    SH              SOLE        NONE     347491
MEDICINES CO                      COM       584688105      9188      275000    SH              SOLE        NONE     275000
MOMENTA PHARMACEUTICALS INC       COM       60877T100      2201      165000    SH              SOLE        NONE     165000
MERCK & CO INC NEW                COM       58933Y105      5949      134600    SH              SOLE        NONE     134600
OWENS & MINOR INC NEW             COM       690732102      5776      177384    SH              SOLE        NONE     177384
ONYX PHARMACEUTICALS INC          COM       683399109     12646      142315    SH              SOLE        NONE     142315
OPTIMER PHARMACEUTICALS INC       COM       68401H104      4703      395193    SH              SOLE        NONE     395193
RESMED INC                        COM       761152107      7274      156900    SH              SOLE        NONE     156900
SEATTLE GENETICS INC              COM       812578102      3398       95700    SH              SOLE        NONE      95700
SALIX PHARMACEUTICALS INC         COM       795435106      9335      182401    SH              SOLE        NONE     182401
SPECTRUM PHARMACEUTICALS INC      COM       84763A108       373       50000    SH              SOLE        NONE      50000
TEVA PHARMACEUTICAL INDS LTD      ADR       881624209     11706      295000    SH              SOLE        NONE     295000
THORATEC CORP                     COM NEW   885175307      6525      174000    SH              SOLE        NONE     174000
THERMO FISHER SCIENTIFIC INC      COM       883556102      5553       72600    SH              SOLE        NONE      72600
UNITED THERAPEUTICS CORP DEL      COM       91307C102      3823       62800    SH              SOLE        NONE      62800
VERTEX PHARMACEUTICALS INC        COM       92532F100      3095       56300    SH              SOLE        NONE      56300
WELLCARE HEALTH PLANS INC         COM       94946T106      5970      103000    SH              SOLE        NONE     103000